Income taxes (Detail 4) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 32,091	$ 34,690
United States
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,350	14,870
UK
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,332	14,909
Other locations
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	4,409	4,911
Within 1 year
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	231	141
From 2 to 5 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	2,184	1,026
From 6 to 10 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	11,106	13,283
From 11 to 20 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	1,610	2,093
No expiry
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	16,960	18,147
UBS AG
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	32,091	34,690
UBS AG | United States
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,350	14,870
UBS AG | UK
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,332	14,909
UBS AG | Other locations
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	4,409	4,911
UBS AG | Within 1 year
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	231	141
UBS AG | From 2 to 5 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	2,184	1,026
UBS AG | From 6 to 10 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	11,106	13,283
UBS AG | From 11 to 20 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	1,610	2,093
UBS AG | No expiry
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 16,960	$ 18,147